EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2022
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD

37.EVENTS AFTER THE REPORTING PERIOD

(c)	Share issuances

Subsequent to the reporting period, the Company issued common shares pursuant to the exercise of warrants (note 26(b)) and exercise of stock options (note 28(a)).